SAFE Notes Payable (Details) - SAFE Notes Payable [Member]	12 Months Ended
Dec. 31, 2022 USD ($) shares
SAFE Notes Payable (Details) [Line Items]
Aggregate amount | $	$ 750,000
Ordinary Shares [Member]
SAFE Notes Payable (Details) [Line Items]
Converted ordinary shares | shares	533,000